Schedule of Investments(a)
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.94%
Aerospace & Defense–0.91%
Curtiss-Wright Corp.	110,241	$13,910,209
Air Freight & Logistics–0.65%
Hub Group, Inc., Class A(b)	143,738	9,881,987
Airlines–0.45%
Spirit Airlines, Inc.(b)(c)	266,597	6,915,526
Alternative Carriers–0.83%
EchoStar Corp., Class A(b)(c)	500,461	12,766,760
Aluminum–1.17%
Kaiser Aluminum Corp.	163,807	17,848,411
Apparel, Accessories & Luxury Goods–0.51%
Carter’s, Inc.(c)	80,807	7,857,673
Application Software–6.58%
Bottomline Technologies (DE), Inc.(b)	392,238	15,407,109
Envestnet, Inc.(b)	122,059	9,794,014
Everbridge, Inc.(b)	53,038	8,010,859
J2 Global, Inc.(b)(c)	264,568	36,145,280
Olo, Inc., Class A(b)(c)	211,307	6,345,549
Paycor HCM, Inc.(b)(c)	235,430	8,277,719
Q2 Holdings, Inc.(b)	209,728	16,807,602
		100,788,132
Asset Management & Custody Banks–2.33%
Federated Hermes, Inc., Class B	416,010	13,520,325
Focus Financial Partners, Inc., Class A(b)	422,681	22,135,804
		35,656,129
Auto Parts & Equipment–2.13%
Dorman Products, Inc.(b)	179,833	17,024,790
Visteon Corp.(b)	164,482	15,525,456
		32,550,246
Automotive Retail–3.34%
AutoNation, Inc.(b)	252,052	30,689,851
Monro, Inc.(c)	355,200	20,427,552
		51,117,403
Biotechnology–1.52%
ADC Therapeutics S.A. (Switzerland)(b)(c)	111,076	3,016,824
Avid Bioservices, Inc.(b)	408,257	8,806,103
Twist Bioscience Corp.(b)	106,445	11,386,422
		23,209,349
Building Products–1.02%
Masonite International Corp.(b)	146,529	15,551,123
Construction & Engineering–1.39%
Comfort Systems USA, Inc.(c)	129,074	9,205,558
Valmont Industries, Inc.	51,633	12,139,951
		21,345,509
Shares		Value
Construction Machinery & Heavy Trucks–0.45%
Allison Transmission Holdings, Inc.	197,071	$6,960,548
Construction Materials–1.26%
Summit Materials, Inc., Class A(b)(c)	605,109	19,345,335
Data Processing & Outsourced Services–0.84%
Paya Holdings, Inc., Class A(b)(c)	1,176,935	12,793,283
Diversified Banks–0.93%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	400,368	14,217,068
Diversified Metals & Mining–1.05%
Compass Minerals International, Inc.(c)	249,820	16,088,408
Electrical Components & Equipment–1.99%
Atkore, Inc.(b)	220,269	19,145,782
EnerSys	151,962	11,312,051
		30,457,833
Gas Utilities–2.76%
National Fuel Gas Co.	341,463	17,933,637
Northwest Natural Holding Co.	182,432	8,390,048
Suburban Propane Partners L.P.	1,034,976	15,886,881
		42,210,566
Health Care Equipment–5.05%
AtriCure, Inc.(b)	265,763	18,483,817
CryoPort, Inc.(b)(c)	270,864	18,015,165
Heska Corp.(b)(c)	63,845	16,506,486
Ortho Clinical Diagnostics Holdings PLC(b)	485,438	8,970,894
Tandem Diabetes Care, Inc.(b)	128,031	15,284,341
		77,260,703
Health Care Facilities–2.24%
Acadia Healthcare Co., Inc.(b)	121,240	7,732,687
Tenet Healthcare Corp.(b)	398,935	26,505,242
		34,237,929
Health Care Services–2.58%
1Life Healthcare, Inc.(b)(c)	319,754	6,475,018
Addus HomeCare Corp.(b)	185,109	14,762,443
LHC Group, Inc.(b)	116,869	18,337,915
		39,575,376
Health Care Supplies–0.56%
BioLife Solutions, Inc.(b)	203,970	8,632,010
Health Care Technology–1.80%
Inspire Medical Systems, Inc.(b)	118,020	27,484,498
Homebuilding–1.25%
TopBuild Corp.(b)(c)	93,662	19,182,914
Hotel & Resort REITs–0.87%
DiamondRock Hospitality Co.(b)	1,411,039	13,334,319
Household Products–0.77%
Energizer Holdings, Inc.(c)	301,288	11,765,296

See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Shares		Value
Human Resource & Employment Services–4.23%
ASGN, Inc.(b)	291,261	$32,953,269
Korn Ferry	440,502	31,874,725
		64,827,994
Hypermarkets & Super Centers–1.23%
BJ’s Wholesale Club Holdings, Inc.(b)	343,875	18,885,615
Industrial Machinery–5.12%
EnPro Industries, Inc.	198,243	17,270,930
Evoqua Water Technologies Corp.(b)	657,230	24,685,559
Zurn Water Solutions Corp.	565,619	36,363,645
		78,320,134
Internet & Direct Marketing Retail–1.27%
Overstock.com, Inc.(b)	249,755	19,460,910
Investment Banking & Brokerage–1.72%
Stifel Financial Corp.	387,294	26,320,500
Leisure Facilities–0.67%
Cedar Fair L.P.(b)	220,841	10,242,606
Life Sciences Tools & Services–2.49%
Adaptive Biotechnologies Corp.(b)	251,237	8,539,546
NeoGenomics, Inc.(b)	329,450	15,892,668
Repligen Corp.(b)(c)	47,495	13,725,580
		38,157,794
Metal & Glass Containers–0.67%
Silgan Holdings, Inc.	268,753	10,309,365
Multi-Utilities–1.21%
Avista Corp.	475,167	18,588,533
Office Services & Supplies–0.74%
ACCO Brands Corp.	1,322,540	11,360,619
Oil & Gas Equipment & Services–0.50%
NOV, Inc.(b)	583,314	7,647,247
Oil & Gas Exploration & Production–1.69%
Chesapeake Energy Corp.(c)	215,371	13,264,700
CNX Resources Corp.(b)(c)	1,003,681	12,666,454
		25,931,154
Packaged Foods & Meats–1.52%
Simply Good Foods Co. (The)(b)	674,311	23,256,986
Personal Products–1.50%
BellRing Brands, Inc., Class A(b)	492,522	15,145,051
Honest Co., Inc. (The)(b)(c)	748,781	7,772,347
		22,917,398
Pharmaceuticals–0.45%
Collegium Pharmaceutical, Inc.(b)	352,604	6,960,403
Regional Banks–8.13%
BankUnited, Inc.	425,927	17,812,267
Berkshire Hills Bancorp, Inc.	358,871	9,682,340
Cathay General Bancorp	356,551	14,757,646
FB Financial Corp.	194,153	8,325,281
Heritage Financial Corp.(c)	420,795	10,730,272
OceanFirst Financial Corp.	518,407	11,099,094
Pacific Premier Bancorp, Inc.	443,363	18,372,963
Shares		Value
Regional Banks–(continued)
Silvergate Capital Corp., Class A(b)	69,203	$7,992,946
Sterling Bancorp	1,031,346	25,742,396
		124,515,205
Research & Consulting Services–2.61%
CACI International, Inc., Class A(b)	74,734	19,587,781
KBR, Inc.	518,674	20,435,756
		40,023,537
Restaurants–3.11%
Denny’s Corp.(b)	950,453	15,530,402
Jack in the Box, Inc.	174,218	16,956,638
Texas Roadhouse, Inc.	165,626	15,126,623
		47,613,663
Semiconductor Equipment–2.92%
Brooks Automation, Inc.	278,384	28,492,602
MKS Instruments, Inc.	107,024	16,150,992
		44,643,594
Semiconductors–1.95%
Allegro MicroSystems, Inc. (Japan)(b)	314,148	10,040,170
Semtech Corp.(b)	253,486	19,764,303
		29,804,473
Specialized REITs–3.47%
EPR Properties	235,451	11,626,571
Four Corners Property Trust, Inc.	742,670	19,948,116
National Storage Affiliates Trust	409,256	21,604,624
		53,179,311
Specialty Chemicals–1.59%
Amyris, Inc.(b)(c)	558,507	7,668,301
Diversey Holdings Ltd.(b)	519,619	8,334,689
NewMarket Corp.	24,624	8,341,872
		24,344,862
Thrifts & Mortgage Finance–1.92%
WSFS Financial Corp.	573,071	29,404,273
Total Common Stocks & Other Equity Interests (Cost $1,036,929,075)		1,499,660,719

Money Market Funds–1.96%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	10,860,312	10,860,312
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	6,735,349	6,738,043
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	12,411,786	12,411,786
Total Money Market Funds (Cost $30,010,141)		30,010,141
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $1,066,939,216)		1,529,670,860
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.84%
Invesco Private Government Fund, 0.02%(d)(e)(f)	36,007,571	36,007,571
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	83,984,071	$84,017,665
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $120,025,236)		120,025,236
TOTAL INVESTMENTS IN SECURITIES–107.74% (Cost $1,186,964,452)		1,649,696,096
OTHER ASSETS LESS LIABILITIES—(7.74)%		(118,568,740)
NET ASSETS–100.00%		$1,531,127,356
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,654,149	$118,981,021	$(112,774,858)	$-	$-	$10,860,312	$1,753
Invesco Liquid Assets Portfolio, Institutional Class	3,322,991	83,965,889	(80,551,169)	175	157	6,738,043	684
Invesco Treasury Portfolio, Institutional Class	5,319,027	135,978,310	(128,885,551)	-	-	12,411,786	747
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	138,736,333	(102,728,762)	-	-	36,007,571	2,260*
Invesco Private Prime Fund	-	270,389,761	(186,372,443)	-	347	84,017,665	32,373*
Total	$13,296,167	$748,051,314	$(611,312,783)	$175	$504	$150,035,377	$37,817

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,499,660,719	$—	$—	$1,499,660,719
Money Market Funds	30,010,141	120,025,236	—	150,035,377
Total Investments	$1,529,670,860	$120,025,236	$—	$1,649,696,096
Invesco Main Street Small Cap Fund®